Transfers of Financial Assets - Summary of Carrying Amount and Fair Value of Transferred Other Financial Assets Not Qualifying for Derecognition (Detail) - Other Financial Assets1 [member] - CAD ($)
$ in Millions
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	$ 55,328	$ 51,457
Associated liabilities	17,428	24,701
Repurchase agreements [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	16,990	24,333
Securities lending agreements [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets not qualifying for derecognition	$ 38,338	$ 27,124